Share-based payments - Summary of valuation assumptions of stock option plan (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	34.00%	34.00%	40.00%
Risk–free interest rate (%)	1.40%	0.70%	2.50%
Expected life of share options (years) | shares	10	10	5
Weighted average excercise price | $ / shares	$ 2.9	$ 2.10	$ 6.7
Model used	Black-Scholes	Black-Scholes	Black-Scholes